Shareholder Report, Average Annual Return (Details) 196044_Frontier MFG Core Infrastructure Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	14.41%	8.02%	7.42%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.34%	11.47%	13.14%
S&P Global Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	16.79%	11.92%	9.03%